Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2026	Apr. 30, 2026	Jan. 31, 2026	Nov. 18, 2025
C000265968 [Member]
Account Value [Line Items]
Accumulated Value	$ 11,691	$ 11,089	$ 10,540	$ 10,000
RussellIdeal Ratings Manzil Halal USA Broad Market Custom Index [Member]
Account Value [Line Items]
Accumulated Value	11,699	11,088	10,529	10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 11,384	$ 10,941	$ 10,511	$ 10,000